Borrowings	12 Months Ended
Jun. 30, 2022
Financial Instruments [Abstract]
Borrowings	Borrowings
Terms and conditions of outstanding borrowings as of 30 June 2022 and 2021 are as follows:

Type	Nominal Interest p.a.	Year of Maturity	2022 £’000	2021 £’000
Revolving Credit Facility	SONIA/ EURIBOR/USD LIBOR + variable margin (0.80% - 1.50%)	2024	£—	£—
The Group has an unsecured, multicurrency bank revolving credit facility with a carrying amount of £nil at 30 June 2022 (2021: £nil). Commitment fees are charged on the undrawn balance of the facility. The available borrowing capacity under the Group’s revolving credit facility is £200.0 million less utilised ancillary facilities (HSBC bank guarantees : £18.5 million at 30 June 2022 and £18.4 million at 30 June 2021).
The facility contains interest cover and net leverage financial covenants. The covenants are tested on a bi-annual basis based on trailing twelve months results. At 30 June 2022 and 30 June 2021, the Group complied with these financial covenants.
Guarantees
The Group has provided the following guarantees at 30 June 2022:
Parent Company Guarantees
A parent company guarantee was provided as part of the acquisition of Exozet Berlin GmbH which guarantees Endava GmbH’s obligations and liabilities under the share purchase agreement.
A parent company guarantee was provided as part of the acquisition of Comtrade CDS, digitalne storitve, d.o.o. and Comtrade Digital Services d.o.o. which guarantees Endava (UK) Limited's payment obligations under the share purchase agreement and the payment obligations of Endava (UK) Limited and Comtrade CDS, digitalne storitve, d.o.o. under the transitional services agreement.
The parent company provided guarantees relating to certain leases entered into by Endava Romania SRL. A corporate guarantee with the government of the Republic of North Macedonia was also provided guaranteeing the fulfillment of the obligations of Endava DOOEL Skopje under the contract for granting state aid. In addition, the parent company provided unlimited multilateral guarantee under the revolving credit facility.
No claims are expected to arise from the above guarantees.
Bank Guarantees
Endava Romania SRL provided a bank guarantee of €9.0 million in favour of Romanian Ministry of Finance under the contract for granting state aid.
Endava (UK) Ltd provided a holdback guarantee of €6.0 million in favour of Comtrade Group B.V. as part of the acquisition of CDS.
Endava Berlin GmbH provided a performance guarantee of €5.9 million in favour of DB Fernverkehr AG in relation to a contract with Deutsche Bahn to provide their Video On Demand experience for passengers.
Additionally, various other subsidiaries provided bank guarantees in relation to their leases of office space together with a small number of tender and performance guarantees.

No claims are expected to arise from above guarantees.